Transactions with Related Parties, Revolving Convertible Note (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Sep. 07, 2015
Revolving Convertible Note [Abstract]
Balance outstanding	$ 177,618		$ 185,509
Accumulated Deficit [Abstract]
Amortization (Note 12)	2,416	$ 1,785
Jelco [Member] | Second Jelco Note [Member]
Revolving Convertible Note [Abstract]
Face amount				$ 24,665
Balance outstanding	21,165
Applicable Limit [Abstract]
Beginning balance	24,665	24,665	24,665
Amortization			0
Ending balance	24,665	24,665	24,665
Debt Discount [Abstract]
Beginning balance	(21,165)	(21,165)	(21,165)
Ending balance	(21,165)	(21,165)	(21,165)
Accumulated Deficit [Abstract]
Beginning balance	5,675	4,162	4,162
Amortization (Note 12)	1,133	647	866
Ending balance	6,808	4,809	5,675
Debt [Abstract]
Beginning balance	5,675	4,162	4,162
Amortization (Note 12)	1,133	647	866
Ending balance	6,808	4,809	5,675
Additional Paid-in Capital [Abstract]
Beginning balance	21,165	21,165	21,165
Ending balance	$ 21,165	$ 21,165	$ 21,165
Notice period to prepay Jelco notes	5 days
Conversion price of convertible notes into common stock (in dollars per share)	$ 216